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                                                September 15, 1999


VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                           Evergreen Municipal Trust
                        (Evergreen Municipal Bond Fund)
                     -Registration Statement on Form N-14
                                CIK 0001046399
                             (File No. 333-82815)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus/Proxy Statement and Statement of Additional Information for Evergreen Municipal Bond Fund do not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to Evergreen Municipal Trust's Registration Statement on Form N-14AE. The Amendment was filed electronically on August 25, 1999 and became automatically effective on August 25, 1999.

         Any comments on this filing may be directed to the undersigned at
(202) 775-8190.

                                           Very truly yours,

                                           /s/Robert N. Hickey, Esq.
                                           -------------------------
                                           Robert N. Hickey, Esq.

cc:      Michael H. Koonce, Esq.
         Timothy W. Diggins, Esq.



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